Performance Management - SPARROW GROWTH FUND SUMMARY	Dec. 31, 2025
Class A C [Member]
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund’s Class A shares by showing changes in the Class A shares’ performance from year to year and by showing how the average annual returns of the Class A and Class C shares for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301 or visit www.sparrowcapital.com. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance
Bar Chart [Heading]	Class A Annual Total Returns as of December 31st
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
2015	-0.97%
2016	-4.42%
2017	31.28%
2018	6.56%
2019	27.23%
2020	97.82%
2021	-11.00%
2022	-23.21%
2023	17.02%
2024	34.81%

Bar Chart Closing [Text Block]

The Fund’s Class A Share year-to-date performance as of September 30, 2025 was 14.43%.

During the period shown in the chart for Class A, the highest return for a quarter was 52.20% (quarter ended June 30, 2020); and the lowest return was -25.72% (quarter ended December 31, 2018). Class A shares are sold subject to a sales load, which is not reflected in the bar chart. If the sales load was included, the returns would be less than those shown.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	52.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.72%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Year	10 Year
Class A Shares
Return Before Taxes	27.07%	14.99%	12.97%
Return After Taxes on Distributions	27.07%	14.08%	12.08%
Return After Taxes on Distributions and Sale of Fund Shares	16.02%	11.83%	10.51%
Class C Shares	34.14%	15.73%	13.06%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	24.79%	14.51%	13.09%

Performance Table Footnotes

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Fund’s Class A shares only, and after-tax returns for other classes will vary.

Performance Table Closing [Text Block]

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

Performance Availability Website Address [Text]	www.sparrowcapital.com
Performance Availability Phone [Text]	(888) 727-3301
No Load [Member]
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund’s No-Load Class by showing changes in the No-Load Class’s performance from year to year and by showing how the average annual returns of the No-Load Class shares for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301 or visit www.sparrowcapital.com. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance
Bar Chart [Heading]	No-Load Class Annual Total Returns as of December 31st
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
2015	-0.73%
2016	-4.18%
2017	31.63%
2018	6.73%
2019	27.58%
2020	98.81%
2021	-10.56%
2022	-22.84%
2023	17.65%
2024	35.45%

The Fund’s No-Load Class year-to-date performance as of September 30, 2025 was 14.89%.

Bar Chart Closing [Text Block]

During the period shown in the chart for the No-Load Class, the highest return for a quarter was 52.36% (quarter ended June 30, 2020); and the lowest return was -25.67% (quarter ended December 31, 2018).

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	52.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.67%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance [Table]
	1 Year	5 Year	10 Year
No-Load Class
Return Before Taxes	35.45%	16.93%	14.06%
Return After Taxes on Distributions	35.45%	15.99%	13.13%
Return After Taxes on Distributions and Sale of Fund Shares	20.99%	13.46%	11.47%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	24.79%	14.51%	13.09%

Performance Table Footnotes

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Fund’s No-Load Class only, and after-tax returns for other classes will vary.

Performance Table Closing [Text Block]

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

Performance Availability Website Address [Text]	www.sparrowcapital.com
Performance Availability Phone [Text]	(888) 727-3301